Expense Example - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2020 Fund - Fidelity Managed Retirement 2020 Fund - Class K	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 38
3 years	119
5 years	208
10 years	$ 468